Related Party Transactions and Balances (Details) - Schedule of Operations Through Proceeds Borrowed From Related Parties	6 Months Ended
	Jun. 30, 2024 USD ($)
Related Party Transaction [Line Items]
Due to related parties, beginning	$ 9,240,203
Received	560,000
Repayment
Interest Expenses	4,766
Exchange Rate Translation
Due to related parties, ending	9,804,969
HongKong Kisen [Member]
Related Party Transaction [Line Items]
Due to related parties, beginning	9,240,203	[1]
Received	560,000	[1]
Repayment		[1]
Interest Expenses	4,766	[1]
Exchange Rate Translation		[1]
Due to related parties, ending	$ 9,804,969

[1]	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.